Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance disclosure that follows provides information about the relationship between Compensation Actually Paid (“CAP”) to our Principal Executive Officer (“PEO”) and Non- PEO NEOs (“NEOs”) and the Company's performance. For further information regarding the Company´s pay-for-performance philosophy, refer to “Executive compensation program philosophy and objectives” included in the Compensation Discussion and Analysis section above.
PAY VERSUS PERFORMANCE TABLE
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)	Average summary compensation table total for NEOs(2)	Average compensation actually paid to NEOs(2)	Total share- holder return	Peer group total share- holder return(3)	Net income ( in millions)	Income from operations (in millions of constant dollars)(4)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	9,591,176	9,591,176	2,456,070	2,456,070	275	167	987	2,417
2022	8,270,567	8,270,567	2,521,291	2,521,291	148	117	482	1,119
2021	16,680,787	16,680,787	4,192,154	4,192,154	236	174	83	529
2020	21,509,523	21,509,523	4,837,639	4,837,639	293	144	(1)	227
1.	Mr. Galperin served as our PEO for the full year for each of 2023, 2022, 2021 and 2020.
2.
For 2023, our NEOs included Messrs. de los Santos, Arnt, Giménez, Rabinovich and de la Serna. For 2022, our NEOs included Messrs. Arnt, Giménez, Rabinovich and de la Serna. For 2021 and 2020, our NEOs included Messrs. Arnt, Giménez, Rabinovich and Tolda.

3.
The peer group total share-holder return set forth in this table utilizes the Nasdaq Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023 The comparison assumes $100 was invested in the Company and in the Nasdaq Composite Index, respectively (i) for 2020, over the one-year period from market close December 31, 2019 through December 31, 2020, (ii) for 2021, over the two-year period from market close on December 31, 2019 through December 31, 2021, (iii) for 2022, over the three-year period from market close December 31, 2019 through December 31, 2022, (iv) and for 2023, over the four-year period from market close December 31, 2019 through December 31, 2023. Historical stock performance is not necessarily indicative of future stock performance.

4.
The Company-selected measure is Income from operations. For each applicable year, Income from operations is defined as our income from operations for that year. This metric is measured in constant dollars. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non- GAAP Financial Measure” in this proxy statement.

5.
For 2020, 2021, 2022 and 2023, the most important metric in determining compensation actually paid to our named executive officers was our 60 day average TSR, as the amounts of the variable payments made under our LTRPs fluctuate based on the quotient of the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year preceding the fiscal year in which the applicable payment date occurs over the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year immediately preceding the fiscal year in which the applicable LTRP award was granted. Because the majority of our named executive officers’ compensation is paid through our LTRPs, our executives’ compensation actually paid is closely aligned with the returns of our stockholders. However, because TSR is already reported in the table, we have identified our Company-selected measure as income from operations. This measure was selected because it is one of the main performance metrics for each of the 2020, 2021, 2022 and 2023 annual bonuses received by our named executive officers.

Company Selected Measure Name	Income from operations
Named Executive Officers, Footnote
1.	Mr. Galperin served as our PEO for the full year for each of 2023, 2022, 2021 and 2020.
2.
For 2023, our NEOs included Messrs. de los Santos, Arnt, Giménez, Rabinovich and de la Serna. For 2022, our NEOs included Messrs. Arnt, Giménez, Rabinovich and de la Serna. For 2021 and 2020, our NEOs included Messrs. Arnt, Giménez, Rabinovich and Tolda.

Peer Group Issuers, Footnote
3.
The peer group total share-holder return set forth in this table utilizes the Nasdaq Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023 The comparison assumes $100 was invested in the Company and in the Nasdaq Composite Index, respectively (i) for 2020, over the one-year period from market close December 31, 2019 through December 31, 2020, (ii) for 2021, over the two-year period from market close on December 31, 2019 through December 31, 2021, (iii) for 2022, over the three-year period from market close December 31, 2019 through December 31, 2022, (iv) and for 2023, over the four-year period from market close December 31, 2019 through December 31, 2023. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,591,176	$ 8,270,567	$ 16,680,787	$ 21,509,523
PEO Actually Paid Compensation Amount	9,591,176	8,270,567	16,680,787	21,509,523
Non-PEO NEO Average Total Compensation Amount	2,456,070	2,521,291	4,192,154	4,837,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,456,070	2,521,291	4,192,154	4,837,639
Compensation Actually Paid vs. Total Shareholder Return
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOS COMPENSATION ACTUALLY PAID AND COMPANY TOTAL SHAREHOLDER RETURN (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and the Company’s cumulative TSR for the covered periods:

Compensation Actually Paid vs. Net Income
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOS COMPENSATION ACTUALLY PAID AND NET INCOME:
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Net Income for the covered periods:

Compensation Actually Paid vs. Company Selected Measure
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOS COMPENSATION ACTUALLY PAID AND INCOME FROM OPERATIONS (IN CONSTANT DOLLARS)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Income from operations (in constant dollars) for the covered periods:

Income from operations (in constant dollars) is a non-GAAP metric. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non-GAAP Financial Measure” in this proxy statement.

Total Shareholder Return Vs Peer Group	DESCRIPTION OF RELATIONSHIP BETWEEN COMPANY TSR AND PEER GROUP TSR The following chart compares our cumulative TSR over the covered periods to that of the Nasdaq Composite Index over the same period:
Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table lists the three financial performance measures that Company considers represent the most important financial performance measures that we use to link compensation actually paid to our PEO and NEOs for fiscal year 2023 to our performance. The measures in this table are not ranked:
■	60 day average TSR
■	Income from operations (in millions of constant dollars)
■	Net revenues (in millions of constant dollars)

Total Shareholder Return Amount	$ 275	148	236	293
Peer Group Total Shareholder Return Amount	167	117	174	144
Net Income (Loss)	$ 987,000,000	$ 482,000,000	$ 83,000,000	$ (1,000,000)
Company Selected Measure Amount	2,417,000,000	1,119,000,000	529,000,000	227,000,000
PEO Name	Mr. Galperin	Mr. Galperin	Mr. Galperin	Mr. Galperin
Additional 402(v) Disclosure
The compensation committee did not consider the Pay versus Performance disclosure above in making its pay decisions for any of the years shown. The information in this “Pay versus Performance” section shall not be deemed to be incorporated by reference into any filing by us under the Securities Act or the Exchange Act, except to the extent that we specifically incorporate this section by reference in such filing.

Measure:: 1
Pay vs Performance Disclosure
Name	60 day average TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Income from operations
Non-GAAP Measure Description
4.
The Company-selected measure is Income from operations. For each applicable year, Income from operations is defined as our income from operations for that year. This metric is measured in constant dollars. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non- GAAP Financial Measure” in this proxy statement.

Measure:: 3
Pay vs Performance Disclosure
Name	Net revenues